Accounts Receivable (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Schedule of accounts receivable
	September 30,	December 31,
	2013	2012
Accounts receivable	$2,184,097	$1,712,390
Less: allowance for doubtful accounts	(120,837)	(45,067)
	$2,063,260	$1,667,323

	December 31,
	2012	2011
Accounts receivable	$1,712,390	$787,698
Less: allowance for doubtful accounts	(45,067)	(7,388)
	$1,667,323	$780,310